Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net income	$ 526	$ 471
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	529	606
Equity-based compensation expense	77	77
Non-cash change in current and non-current provisions and other non-current liabilities	44	33
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	2	3
Interest expense	100	95
Other financial income & expense	(13)	(24)
Share of loss from associated companies	15	0
Taxes	87	144
Interest received	37	31
Interest paid	(101)	(99)
Other financial payments	(4)	(5)
Taxes paid	(52)	(87)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,247	1,245
Net payments out of provisions and other cash movements in non-current liabilities	(32)	(58)
Change in net current assets and other operating cash flow items	(326)	(316)
Net cash flows from operating activities	889	871
Purchase of property, plant & equipment	(208)	(204)
Purchase of intangible assets	(65)	(59)
Purchase of investments in associated companies	(8)	0
Payments for financial assets	(24)	(97)
Proceeds from time deposits	150	0
Proceeds from financial assets	1	9
Acquisitions of businesses, net of cash acquired	(568)	0
Other investing cash flows	(10)	0
Net cash flows used in investing activities	(732)	(351)
Dividends paid to shareholders of Alcon Inc.	(166)	(130)
Repayment of financial debts	(102)	(47)
Proceeds from financial debts, net of issuance costs	49	39
Other net changes in financial debts	39	(7)
Payments for acquisition of treasury shares	(116)	0
Lease payments	(38)	(43)
Payment of withholding taxes related to equity-based compensation	(43)	(42)
Transactions with non-controlling interests	(11)	0
Other financing cash flows	(91)	(7)
Net cash flows used in financing activities	(479)	(237)
Effect of exchange rate changes on cash and cash equivalents	54	(5)
Net change in cash and cash equivalents	(268)	278
Cash and cash equivalents at January 1	1,676	1,094
Cash and cash equivalents at June 30	$ 1,408	$ 1,372